Pledged Assets (Narrative) (Details) (USD $)	Dec. 31, 2013
Pledged Assets [Abstract]
Loans pledged as collateral	$ 190,905,000
Loans pledged as collateral, fair value	135,454,000
Securities pledged as collateral	$ 0